DISAGGREGATION OF REVENUES	12 Months Ended
Dec. 31, 2024
Revenue from Contract with Customer [Abstract]
DISAGGREGATION OF REVENUES

NOTE 17 – DISAGGREGATION OF REVENUES

Revenues generated from different revenue streams consist of the following:

	For the Years Ended December 31,
	2024	2023	2022
Real estate and related services:
Real estate sales	21,808,782	16,031,129	17,978,875
Land sales	4,699,353	3,536,087	1,670,630
Rental income	1,275,679	1,136,521	1,007,112
Real estate management income	1,100,056	766,077	623,186
Real estate construction income	606,383	-	-
Subtotal	29,490,253	21,469,814	21,279,803

Solar power and related services:
Solar power plants sales	1,017,458	633,337	561,331
Solar power plants operation and maintenance income	50,185	33,680	28,736
Electricity sales	278,978	214,528	185,915
Subtotal	1,346,621	881,545	775,982

Container and related services:
Container sales	-	373,604	-
Container operation and management income	35,149	18,447	-
Subtotal	35,149	392,051	-
Total	30,872,023	22,743,410	22,055,785

The Company’s revenues are presented net of consumption tax collected on behalf of governments. The Company has elected to adopt the practical expedient for incremental costs to obtain a contract with a customer, i.e., sales commissions, with amortization periods of one year or less to be recorded in selling, general and administrative expenses when incurred.

Changes in the Company’s deferred revenue for the years ended December 31, 2024, 2023 and 2022 were presented in the following table:

	For the Years Ended December 31,
	2024	2023	2022
Deferred revenue as of the beginning of the year	165,262	228,426	94,376
Net cash received in advance during the year	2,311,836	702,656	1,557,973
Deferred revenue addition in connection with business combination of SYLA Solar	-	-	45,415
Revenue recognized (consumption tax included) from opening balance of deferred revenue	(164,862)	(218,346)	(78,351)
Revenue recognized (consumption tax included) from deferred revenue arising during current year	(2,187,958)	(547,474)	(1,390,987)
Deferred revenue as of the end of the year	124,278	165,262	228,426

As of December 31, 2024, 2023 and 2022, and for the years then ended, substantially all of our long-lived assets and revenues generated are attributed to the Company’s operation in Japan.